Schedule of consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Parent [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	Cayman Island
Effective equity held by the Group	100.00%	100.00%
Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	British Virgin Islands
Effective equity held by the Group	100.00%	100.00%
Environmental Solutions Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Place of incorporation and business	Singapore
Effective equity held by the Group	100.00%	100.00%